Securities	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Securities

Note 4.    Securities

Securities

$ millions, as at	2019 Jan. 31	2018 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$40,815	$35,648
Equity securities designated at FVOCI	553	562
Securities measured at amortized cost (1)	13,663	12,876
Securities mandatorily measured and designated at FVTPL	53,996	52,578
	$109,027	$101,664
(1)	There were no sales of securities measured at amortized cost during the quarter.

Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2019 Jan. 31				2018 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$7,359	$20	$(2)	$7,377	$6,608	$15	$(3)	$6,620
Other Canadian governments	10,815	32	(3)	10,844	9,220	31	(2)	9,249
U.S. Treasury and agencies	9,173	8	(42)	9,139	7,824	7	(89)	7,742
Other foreign governments	4,362	20	(16)	4,366	3,997	16	(17)	3,996
Mortgage-backed securities	3,663	5	(26)	3,642	3,476	5	(51)	3,430
Asset-backed securities	42	–	(1)	41	68	–	–	68
Corporate debt	5,418	3	(15)	5,406	4,567	2	(26)	4,543
	40,832	88	(105)	40,815	35,760	76	(188)	35,648
Corporate public equity (2)	35	13	(6)	42	34	14	(5)	43
Corporate private equity	433	90	(12)	511	434	100	(15)	519
	468	103	(18)	553	468	114	(20)	562
	$41,300	$191	$(123)	$41,368	$36,228	$190	$ (208)	$36,210
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (October 31, 2018: $23 million).
(2)	Includes restricted stock.

Fair value of equity securities designated at FVOCI that were disposed of during the quarter was $1 million ($2 million and $19 million for the three months ended October 31, 2018 and January 31, 2018, respectively). Net realized cumulative after-tax gains of $9 million for the three months ended January 31, 2019 (nil and $7 million for the three months ended October 31, 2018 and January 31, 2018, respectively) resulting from dispositions of certain equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI were reclassified from AOCI to retained earnings.

Dividend income recognized on equity securities designated at FVOCI that were still held as at January 31, 2019 was $1 million (nil and $1 million for the three months ended October 31, 2018 and January 31, 2018, respectively). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at January 31, 2019 was nil (nil and nil for the three months ended October 31, 2018 and January 31, 2018, respectively).

Allowance for credit losses

The following tables provide a reconciliation of the opening balance to the closing balance of the expected credit loss (ECL) allowance under IFRS 9 “Financial Instruments” (IFRS 9) for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2019	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$15	$3	$5		$23
	Provision for (reversal of) credit losses (1)	–	–	4		4
	Write-offs	–	–	(4)		(4)
	Foreign exchange and other	–	–	–		–
	Balance at end of period	$15	$3	$5		$23
2018	Debt securities measured at FVOCI
Oct. 31	Balance at beginning of period	$13	$6	$43		$62
	Provision for (reversal of) credit losses (1)	2	(3)	61		60
	Write-offs	–	–	–		–
	Foreign exchange and other	–	–	(99	) (2)	(99)
	Balance at end of period	$15	$3	$5		$23
2018	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$14	$35	$–		$49
	Provision for (reversal of) credit losses (1)	1	(1)	5		5
	Write-offs	–	–	(5)		(5)
	Foreign exchange and other	(1)	(1)	–		(2)
	Balance at end of period	$14	$33	$–		$47
(1)	Included in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.
(2)

Includes ECL of $99 million relating to Barbados debt securities that were derecognized in the fourth quarter of 2018 as a result of a debt restructuring agreement completed with the Government of Barbados.